Trade Payables and Other - Detailed information of contract liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 11	€ 9
Current	59	68
Deferred Tooling Revenue [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	5
Advance Payment From Customers [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	4	7
Current	6	9
Unrecognized Variable Consideration [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2	2
Current	52	57
Prepayment [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Current	€ 1	€ 2